Average Annual Total Returns - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO International Index Fund	Dec. 30, 2023
Fidelity ZERO International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.95%)
Since Inception	1.86%	[1]
Fidelity ZERO International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.31%)
Since Inception	1.43%	[1]
Fidelity ZERO International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.89%)
Since Inception	1.56%	[1]
IXYSU
Average Annual Return:
Past 1 year	(16.00%)
Since Inception	2.09%	[1]

[1]	AFrom August 2, 2018.